EQUITY - Disclosure of number and weighted average exercise prices of share options (Details)	6 Months Ended
Jun. 30, 2023 Shares $ / shares
Disclosure of classes of share capital [abstract]
Options outstanding at the beginning of the period- Number of options | Shares	519,170
Options granted during the period- Number of options | Shares	3,000
Options forfeited during the period- Number of options | Shares	(45,568)
Options outstanding at the end of period- Number of options | Shares	476,602
Options exercisable at the end of period - Number of options | Shares	400,174
Options outstanding at the beginning of the period- Weighted average exercise price | $ / shares	$ 37.61
Options granted during the period- Weighted average exercise price | $ / shares	1.1
Options forfeited during the period- Weighted average exercise price | $ / shares	(55.02)
Options outstanding at the end of period - Weighted average exercise price | $ / shares	35.72
Options exercisable at the end of period- Weighted average exercise price | $ / shares	$ 38.9